Trade accounts receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other current receivables [abstract]
Disclosure of Trade Accounts Receivables by Type of Customer

	06/30/2024	12/31/2023
Domestic customers
Third parties	1,787,948	1,785,157
Related parties (Note 11.1) (1)	73,977	45,650

Foreign customers
Third parties	5,393,033	5,049,609
Related parties (Note 11.1)	315

(-) Expected credit losses	(30,347)	(31,962)
	7,224,926	6,848,454
(1)The balance refers to transactions with Ibema Companhia Brasileira de Papel.

Disclosure of Past Due Trade Accounts Receivables by maturity and allowance for doubtful accounts [table text block]

	06/30/2024	12/31/2023
Current	6,150,528	5,904,402
Overdue
Up to 30 days	797,997	644,644
From 31 to 60 days	135,966	57,395
From 61 to 90 days	45,511	97,639
From 91 to 120 days	31,552	40,533
From 121 to 180 days	31,837	34,708
From 181 days	31,535	69,133
	7,224,926	6,848,454

Disclosure of Changes in Allowance for Doubtful Accounts

	06/30/2024	12/31/2023
Opening balance	(31,962)	(21,109)
(Provisions)/Reversals, net	3	(35,202)
Write-offs	2,704	24,230
Exchange rate variations	(1,092)	119
Closing balance	(30,347)	(31,962)